Nuveen Exchange-Traded Funds
Providing tax-free income to help you live your dreams

CONNECTICUT PREMIUM INCOME (NTC)
MASSACHUSETTS PREMIUM INCOME (NMT)
MISSOURI PREMIUM INCOME (NOM)
WASHINGTON PREMIUM INCOME (NPW)

SEMIANNUAL REPORT/NOVEMBER 30, 1996

Photographic image of couple walking on beach.

    CONTENTS
  3 Dear shareholder
  5 Answering your questions
 10 Fund performance
 12 Commonly used terms
 14 Shareholder meeting report
 15 Portfolio of investments
 31 Statement of net assets
 32 Statement of operations
 33 Statement of changes in net assets
 35 Notes to financial statements
 44 Financial highlights

Dear shareholder

"These funds continue to achieve their goal of delivering attractive tax-free income."

Photographic image of head shot of Chairman and Chief Executive Officer of Nuveen.

As we begin a new year, I am pleased to have this opportunity to report to you on the performance of your funds, which continue to achieve their goal of delivering attractive tax-free income from portfolios of investment-grade quality municipal bonds. Because the proceeds from these bonds are used to maintain and improve our nation's infrastructure, your investment has several benefits: As you support the publicly funded projects that enhance your communities, you also benefit from the credit strength of these communities and receive income that is exempt from federal and, in most cases, state income taxes.

  As of November 30, 1996, investors in the Connecticut, Massachusetts, Missouri, and Washington funds were receiving annual tax-free yields that ranged from 5.54% to 5.93%. To match these yields, an investor in the 36% federal income tax bracket would have had to earn at least 8.66% on taxable alternatives. In addition to providing highly attractive levels of tax-free income, these funds have also continued to generate strong price appreciation relative to similar funds. During the past few years, as market declines were followed by rebounds, share price appreciation for these funds lagged the market. With net asset values appreciating more quickly, shares began to trade at a discount. In 1996, we saw both share prices and net asset values improve. Each of these funds has seen an increase over its share price of 12 months ago; for some funds, the share price increase was substantial. Over the past 12 months, these funds posted total returns on net asset value of 5.95% to 6.39%, equivalent to taxable total returns of 9.43% to 10.93%.

  This performance is especially encouraging in light of a bond market that essentially ended the year where it began. The current economy reflects a combination of factors that traditionally bode well for the bond market. Yields remain attractive, and the economy continues to expand at a moderate pace. We believe that the funds covered in this report are positioned to perform well in changing markets due to both Nuveen's prudent use of leverage--which helps moderate volatility in the event of a rising interest rate environment, and enhances income in periods of falling rates--as well as our conservative dividend policy. By setting dividends at levels that are expected to remain stable for at least six months, Nuveen can effectively smooth out periods of market fluctuation, enabling investors to depend on their tax-free dividends with confidence.

  Nuveen continues to meet the challenge of our investors' expanding needs for capital preservation, current income, and future growth. In November, we introduced the Nuveen Growth and Income Stock Fund, the first of three equity-based mutual funds designed to provide a complement to our current municipal bond funds.

  In an additional move to increase the range of investment solutions available to our investors, Nuveen has acquired Flagship Resources Inc., a highly regarded fixed-income mutual fund specialist that shares our views on the importance of research and emphasizes a conservative, value-oriented approach to portfolio management. We are currently in the process of combining our tax-exempt mutual fund activities, which will result in the broadest selection of municipal bond funds available in the U.S.

  We at Nuveen are excited about these recent developments, and we are pleased to be bringing our investors expanded options for achieving wealth preservation, dependable income, and long-term asset growth. Thank you for your continued confidence in Nuveen and our family of investments.

Sincerely,

Timothy R. Schwertfeger
Chairman of the Board

January 15, 1997

Answering your questions

Tom Spalding, head of Nuveen's portfolio management team, talks about 1996's municipal bond market and offers insights into factors that affected performance

How would you categorize the municipal market over the past 12 months?

Over the past year, the bond market--despite some fluctuations--has been relatively stable compared with recent years. While 1994 represented the worst period in recent bond market history and 1995 the best in a decade, 1996's bond market finished the year unchanged, rebounding from a mid-year decline.

  Following a strong start to the year, a succession of mixed reports affecting interest rate and inflation forecasts caused investors to view the markets alternatively with enthusiasm, then uncertainty. In the third quarter, evidence of an economic slowdown, the strong U.S. dollar, and lack of inflationary pressures combined to allay investor fears, sparking a rally in bonds that continued through the post-election period. Throughout the year, the municipal market continued to reward investors with solid returns, dependable income, and opportunities to purchase bonds with strong credit quality.

  A look at the current economy shows a positive tone, reflecting a combination of factors that historically bode well for the bond market, especially long-term issues. Yields remain attractive, as inflation maintains the same modest pace that it has demonstrated over the past five years, giving every indication of being well under control. At the same time, the economy continues to moderate, as evidenced by the lack of price pressure at the consumer and producer levels, steady employment statistics, low labor costs, and a stable money supply.

Photographic image of Tom Spalding, Portfolio Manager at Nuveen.

Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on developments in the municipal market.

What principal factors affected the bond market--and Nuveen funds--in 1996?

In 1996, the continued euphoria in the equity market focused investors' attention on stocks and brought record amounts of new money into stock-based mutual funds, bypassing the bond market. Some investors, concerned about an eventual correction in the stock market, decided to take their profits, but adopted a wait-and-see attitude about investing capital gains, electing to go with short-term vehicles until a clearer picture of market trends emerged. Both of these events affected demand for bond issues of all types.

  Although they were the focus of much specula tion, interest rates, a key factor affecting bond market performance, were relatively stable in 1996 compared with the two previous years. Over the past 12 months, the yield on the 30-year Treasury bond, which serves as a benchmark for long-term interest rates, operated within a range of 130 basis points, compared with ranges exceeding 200 basis points in both 1994 and 1995. In 1994 and into early 1995, the Federal Reserve made an unprecedented series of moves to tighten interest rates; the result was the worst bond market in recent history. As 1995 progressed, the Fed reacted to low inflation statistics by easing rates, and the bond market rallied. In 1996, constant conjectures about the Fed's next interest rate move--as well as worries about the potential return of inflation and uncertainty over the direction of the economy--caused numerous fits and starts in the bond market. Adding to the general concern in the pre-election months was the debate about the flat tax and its effect on tax-free investments such as municipal bonds. As the election settled that question and the Fed continued to stand pat on interest rates, the bond market enjoyed a resurgence of confidence in the post-election period, making up much of the ground it had lost during the summer doldrums.

Has Nuveen continued to follow a value investing approach during this period?

Yes. At Nuveen, we define value investing as a disciplined approach to security selection and portfolio construction that concentrates on identifying individual bonds with current yields, prices, credit quality, and future prospects that are exceptionally attractive in relation to other bonds in the market. We continue to believe that this approach is the best investment strategy for the funds we manage.

  Successful value investing depends on obtaining detailed insights into the outlook for individual issuers and the characteristics of specific bonds--information that may go beyond that used by the market as a whole. That's where our award-winning Research Department excels. To find the municipal bonds we consider for our portfolios, Nuveen Research uses its special insights to help portfolio managers target bonds that may be upgraded, which results in a higher level of quality and safety in the portfolios, as well as bonds that are anticipated to increase in value as the result of factors as yet unrecognized by the investment community in general.

  We continue to be committed to maintaining Nuveen's tradition of value investing and prudent management, with a focus on building shareholder value, providing research-oriented management, and delivering dependable performance, in the belief that this will contribute to many more years of investment success for our fund shareholders.

What is the status of bond calls in these Nuveen portfolios?

The funds covered in this report have virtually no call exposure. It is important to understand that the bond market has dealt with the issue of bond calls and pre-refundings for years. Although this has put some pressure on the dividends of our older funds (those issued before 1991), all of our funds have performed very well through this period.

  In addition to this strong call protection, shareholders in these funds continue to enjoy attractive dividends, with each fund reporting one or more dividend increases during the past 12 months. This positive trend in dividend payment can be traced to the leveraged structure of these funds, which enables them to invest the proceeds from the sale of short-term preferred shares in the purchase of additional long-term bonds, thereby increasing the portfolio's income stream to the benefit of shareholders.


NUVEEN CONNECTICUT PREMIUM INCOME MUNICIPAL FUND

NTC

The fund's monthly tax-free dividend was increased during the 12 months ended
November 1996. Shareholders continue to benefit from the fund's conservatively leveraged structure. In addition, the portfolio continues to have significant call protection.

12 MONTH DIVIDEND HISTORY
     Date      Monthly Dividends  Supplemental Dividends    Capital Gains
     12/13/95    $0.0600
      1/10/96    $0.0620
      2/13/96    $0.0620
      3/13/96    $0.0620
      4/11/96    $0.0620
      5/13/96    $0.0620
      6/12/96    $0.0620
      7/11/96    $0.0620
      8/13/96    $0.0620
      9/11/96    $0.0620
     10/10/96    $0.0620
     11/13/96    $0.0635
  FUND HIGHLIGHTS 11/30/96
   Yield                                      5.54%
   Taxable-equivalent yield                   9.08%
   Annual total return on NAV                 6.39%
   Taxable-equivalent total return            9.96%
   Share price                               $13.75
   NAV                                       $13.80

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN MASSACHUSETTS PREMIUM INCOME MUNICIPAL FUND

NMT

The fund's monthly tax-free dividend was increased twice during the 12 months ended November 1996. Shareholders continue to benefit from the fund's conservatively leveraged structure. In addition, the portfolio continues to have significant call protection.
12 MONTH DIVIDEND HISTORY
     Date      Monthly Dividends  Supplemental Dividends    Capital Gains
     12/13/95    $0.0660
      1/10/96    $0.0660
      2/13/96    $0.0680
      3/13/96    $0.0680
      4/11/96    $0.0680
      5/13/96    $0.0680
      6/12/96    $0.0680
      7/11/96    $0.0680
      8/13/96    $0.0695
      9/11/96    $0.0695
     10/10/96    $0.0695
     11/13/96    $0.0695
  FUND HIGHLIGHTS 11/30/96
   Yield                                      5.90%
   Taxable-equivalent yield                  10.44%
   Annual total return on NAV                 6.39%
   Taxable-equivalent total return           10.93%
   Share price                              $14.125
   NAV                                       $14.29

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN MISSOURI PREMIUM INCOME MUNICIPAL FUND

NOM

The fund's monthly tax-free dividend was increased twice during the 12 months ended November 1996. Shareholders continue to benefit from the fund's conservatively leveraged structure. In addition, the portfolio continues to have significant call protection.
12 MONTH DIVIDEND HISTORY
     Date      Monthly Dividends  Supplemental Dividends    Capital Gains
     12/13/95    $0.0550
      1/10/96    $0.0550
      2/13/96    $0.0585
      3/13/96    $0.0585
      4/11/96    $0.0585
      5/13/96    $0.0585
      6/12/96    $0.0585
      7/11/96    $0.0585
      8/13/96    $0.0610
      9/11/96    $0.0610
     10/10/96    $0.0610
     11/13/96    $0.0610
  FUND HIGHLIGHTS 11/30/96
   Yield                                      5.80%
   Taxable-equivalent yield                   9.67%
   Annual total return on NAV                 5.95%
   Taxable-equivalent total return            9.43%
   Share price                              $12.625
   NAV                                       $13.91

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN WASHINGTON PREMIUM INCOME MUNICIPAL FUND

NPW

The fund's monthly tax-free dividend was increased during the 12 months ended
November 1996. Shareholders continue to benefit from the fund's conservatively leveraged structure. In addition, the portfolio continues to have significant call protection.

12 MONTH DIVIDEND HISTORY
     Date      Monthly Dividends  Supplemental Dividends    Capital Gains
     12/13/95    $0.0620
      1/10/96    $0.0620
      2/13/96    $0.0620
      3/13/96    $0.0620
      4/11/96    $0.0620
      5/13/96    $0.0620
      6/12/96    $0.0620
      7/11/96    $0.0620
      8/13/96    $0.0620
      9/11/96    $0.0620
     10/10/96    $0.0620
     11/13/96    $0.0630
  FUND HIGHLIGHTS 11/30/96
   Yield                                      5.93%
   Taxable-equivalent yield                   9.27%
   Annual total return on NAV                 6.01%
   Taxable-equivalent total return            9.04%
   Share price                               $12.75
   NAV                                       $14.27

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

Commonly used terms

Yield

An exchange-traded fund's annualized monthly dividend on a given date (in the case of this report, November 30, 1996) divided by its closing price per share on that date.

Taxable equivalent yield

The return an investor subject to a given state and federal income tax rate would need to obtain from a fully taxable investment to equal the fund's stated annualized yield on share price. In this report, these tax rates are assumed to be 39% for CT, 43.5% for MA, 40% for MO, and 36% for WA, based on 1996 incomes of $121,300-$263,750 for investors filing singly, $147,700-$263,750 for those filing jointly.

Net Asset Value (NAV)

The market value of all securities and other assets held by an exchange-traded fund, minus any liabili ties. The NAV per share is the fund's net assets, less the value of its preferred shares, divided by its total number of common shares outstanding.

Total return on NAV

The percentage change in a fund's NAV per common share for a given period, assuming reinvestment of all dividends and capital gains distributions, if any.

Taxable equivalent total return

The total return an investor subject to a given state and federal income tax rate would need to obtain from a fully taxable investment to equal the fund's stated total return on NAV.

Leverage

A technique used to enhance the income produced for common shareholders by a long-term municipal bond fund through the issuance of short-term preferred shares. The proceeds from the sale of the preferred shares can be used to purchase additional long-term bonds, thus increasing the portfolio's income stream. Changes in net asset value, both up and down, are also magnified by leverage.

Each fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as are deemed advisable. No shares were repurchased during the six-month period ended November 30, 1996. Any future repur chases will be reported to shareholders.

SHAREHOLDER MEETING REPORT

On November 21, 1996, the following Nuveen Exchange-Traded Funds held an
Annual Meeting of Shareholders. At the meeting, shareholders voted to elect directors of the Funds and to ratify selection of Ernst & Young L.L.P. as the auditors for the Funds. The directors elected at the meeting include: Lawrence
H. Brown, Anthony T. Dean, Anne E. Impellizzeri, and Peter R. Sawers.
                                                NTC                 NMT                 NOM                 NPW
   APPROVAL OF THE DIRECTORS
   WAS REACHED AS FOLLOWS:

   Lawrence H. Brown
      For                                    4,626,088           9,414,657           1,948,154           2,128,145
      Abstain                                   63,071             135,553              26,049              32,516
                                             ---------           ---------           ---------           ---------
        Total                                4,689,159           9,550,210           1,974,203           2,160,661
                                             =========           =========           =========           =========
   Anthony T. Dean
      For                                    4,626,800           9,414,657           1,948,154           2,128,145
      Abstain                                   62,359             135,553              26,049              32,516
                                             ---------           ---------           ---------           ---------
        Total                                4,689,159           9,550,210           1,974,203           2,160,661
                                             =========           =========           =========           =========
   Anne E. Impellizzeri
      For                                    4,625,138           9,414,657           1,948,154           2,128,145
     Abstain                                    64,021             135,553              26,049              32,516
                                             ---------           ---------           ---------           ---------
        Total                                4,689,159           9,550,210           1,974,203           2,160,661
                                             =========           =========           =========           =========
   Peter R. Sawers
      For                                    4,627,750           9,414,657           1,948,154           2,128,145
     Abstain                                    61,409             135,553              26,049              32,516
                                             ---------           ---------           ---------           ---------
        Total                                4,689,159           9,550,210           1,974,203           2,160,661
                                             =========           =========           =========           =========
   RATIFICATION OF AUDITORS
   WAS REACHED AS FOLLOWS:
      For                                    4,627,790           9,387,268           1,940,292           2,127,726
      Against                                   22,335              32,069               5,770               4,230
      Abstain                                   39,034             130,873              28,141              28,705
                                             ---------           ---------           ---------           ---------
        Total                                4,689,159           9,550,210           1,974,203           2,160,661
                                             =========           =========           =========           =========

PORTFOLIO OF INVESTMENTS
(Unaudited)
NUVEEN CONNECTICUT PREMIUM INCOME MUNICIPAL FUND (NTC)

PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
     $ 1,400,000   Connecticut Development Authority, Water Facilities
                    Revenue Bonds, Bridgeport Hydraulic Company
                    Project, 1993 B Series, 5.500%, 6/01/28                  Aaa      6/03 at 102     $ 1,390,662
       2,795,000   Connecticut Development Authority, Water Facilities
                    Revenue Bonds, Bridgeport Hydraulic Company
                    Project, 1993 A Series, 5.600%, 6/01/28
                    (Alternative Minimum Tax)                                Aaa      6/03 at 102       2,732,308
       2,000,000   Connecticut Development Authority, Solid Waste
                    Disposal Facilities Revenue Bonds, Pfizer Inc.
                    Project, 1994 Series, 7.000%, 7/01/25 (Alternative
                    Minimum Tax)                                             Aaa      7/05 at 102       2,287,460
                   Connecticut Development Authority, Health Facility
                    Refunding Revenue Bonds, Alzheimer's Resource
                    Center of Connecticut, Inc. Project, 1994 Series A:
       1,500,000    6.875% 8/15/04                                           N/R     No Opt. Call       1,568,130
       1,000,000    7.000%, 8/15/09                                          N/R      8/04 at 102       1,065,100
       1,000,000   Connecticut Higher Education Supplemental Loan
                    Authority, Revenue Bonds (Family Education Loan
                    Program), 1996 Series A, 5.875%, 11/15/17
                    (Alternative Minimum Tax)                                Aaa     11/06 at 102       1,018,040
       3,175,000   Connecticut Housing Finance Authority, Housing
                    Mortgage Finance Program Bonds, 1993 Series B,
                    6.200%, 5/15/12                                           Aa      5/03 at 102       3,273,870
       2,500,000   Connecticut Housing Finance Authority, Housing
                    Mortgage Finance Program Bonds, 1996 Subseries
                    E-2, 6.150%, 11/15/27 (Alternative Minimum Tax)           Aa     11/06 at 102       2,528,400
       3,250,000   Connecticut Municipal Electric Energy Cooperative,
                    Power Supply System Revenue Bonds, 1993 Series
                    A, 5.000%, 1/01/18                                       Aaa      1/04 at 102       3,093,253
       2,200,000   Connecticut Resources Recovery Authority,
                    Bridgeport Resco Company, L.P. Project Bonds,
                    Series A, Adjustable Convertible Extendable
                    Securities-Aces., 7.625%, 1/01/09                          A      1/97 at 103       2,270,510
       3,360,000   Connecticut Resources Recovery Authority, Resource
                    Recovery Revenue Bonds, American Ref-Fuel
                    Company of Southeastern Connecticut Project,
                    1989 Series A, 7.700%, 11/15/11                          AA-     11/98 at 103       3,688,910
       2,000,000   State of Connecticut, General Obligation Bonds,
                    1993 Series E, 6.000%, 3/15/12                            Aa     No Opt. Call       2,183,800
       3,250,000   State of Connecticut, General Obligation Bonds,
                    1993 Series D, 5.100%, 8/01/11                            Aa  8/03 at 101 1/2       3,211,748
       3,470,000   State of Connecticut Health and Educational
                    Facilities Authority, Revenue Bonds, University of
                    Hartford Issue, Series C, 8.000%, 7/01/18
                    (Pre-refunded to 7/01/03)                                Aaa      7/03 at 100       3,928,456
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
     $ 1,000,000   State of Connecticut Health and Educational
                    Facilities Authority, Revenue Bonds, Newington
                    Children's Hospital, Series A, 6.050%, 7/01/10           Aaa      7/04 at 102     $ 1,063,100
       2,725,000   State of Connecticut Health and Educational
                    Facilities Authority, Revenue Bonds, Saint Francis
                    Hospital and Medical Center Issue, Series B,
                    6.200%, 7/01/22                                          Aaa      7/02 at 102       2,858,253
       1,700,000   State of Connecticut Health and Educational
                    Facilities Authority, Revenue Bonds, Lawrence and
                    Memorial Hospital Issue, Series C, 6.250%, 7/01/22
                    (Pre-refunded to 7/01/02)                                Aaa      7/02 at 102       1,873,332
       2,020,000   State of Connecticut Health and Educational
                    Facilities Authority, Revenue Bonds, Trinity College
                    Issue, Series C, 6.000%, 7/01/22                         Aaa      7/02 at 102       2,100,275
       4,450,000   State of Connecticut Health and Educational
                    Facilities Authority, Revenue Bonds, Quinnipiac
                    College Issue, Series D, 6.000%, 7/01/23                BBB-      7/03 at 102       4,286,819
                   State of Connecticut Health and Educational
                    Facilities Authority, Revenue Bonds, Sacred Heart
                    University Issue, Series G:
       1,000,000    5.000%, 7/01/13                                          Aaa      7/03 at 102         963,380
         975,000    5.000%, 7/01/18                                          Aaa      7/03 at 102         919,074
                   State of Connecticut Health and Educational
                    Facilities Authority, Revenue Bonds, Sacred Heart
                    University Issue, Series B:
       2,600,000    5.700%, 7/01/16                                          Baa      7/03 at 102       2,440,958
       1,000,000    5.800%, 7/01/23                                          Baa      7/03 at 102         937,650
       2,000,000   State of Connecticut Health and Educational
                    Facilities Authority, Revenue Bonds, Hospital of
                    Saint Raphael Issue, Series H, 5.200%, 7/01/08           Aaa     No Opt. Call       2,032,120
       1,500,000   State of Connecticut Health and Educational
                    Facilities Authority, Revenue Bonds, Lawrence and
                    Memorial Hospital Issue, Series D, 5.000%, 7/01/22       Aaa      7/03 at 102       1,390,800
       2,500,000    State of Connecticut Health and Educational
                    Facilities Authority, Revenue Bonds, Middlesex
                    Hospital Issue, Series G, 6.250%, 7/01/22                Aaa      7/02 at 102       2,671,475
       1,250,000   State of Connecticut, Health and Educational
                    Facilities Authority, Revenue Bonds, Choate
                    Rosemary Hall Issue, Series A, 7.000%, 7/01/25           Aaa      7/04 at 101       1,432,263
       2,000,000   State of Connecticut Health and Educational
                    Facilities Authority, Revenue Bonds, Nursing Home
                    Program Issue, Series 1994, AHF/Hartford, Inc.
                    Project, 7.125%, 11/01/24                                AA-     11/04 at 102       2,291,520
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
     $ 2,000,000   State of Connecticut Health and Educational
                    Facilities Authority, Revenue Bonds, Nursing
                    Home Program Issue, Series 1993, Mansfield
                    Center for Nursing and Rehabilitation Project,
                    5.875%, 11/01/12                                         Aaa     11/03 at 102     $ 2,084,440
                   State of Connecticut Health and Educational Facilities
                    Authority, Revenue Bonds, Kent School Issue,
                    Series B:
       1,500,000    5.500%, 7/01/15                                          Aaa      7/05 at 101       1,507,695
       5,160,000    5.625%, 7/01/16                                          Aaa      7/06 at 102       5,194,675
       2,200,000   State of Connecticut Health and Educational
                    Facilities Authority, Revenue Bonds, Day Kimball
                    Hospital Issue Series A, 5.375%, 7/01/26                 Aaa      7/06 at 102       2,171,004
       2,000,000   State of Connecticut Health and Educational
                    Facilities Authority, Revenue Bonds, Trinity
                    College Issue, Series C, 5.875%, 7/01/26                 Aaa      7/06 at 102       2,073,080
       2,040,000   State of Connecticut Health and Educational
                    Facilities Authority, Revenue Bonds, The Loomis
                    Chaffee School Issue, Series C, 5.500%, 7/01/16          Aaa      7/06 at 102       2,054,668
       1,800,000   State of Connecticut, Special Tax Obligation Bonds,
                    Transportation Infrastructure Purposes, 1991
                    Series B, 6.500%, 10/01/10                               AA-     No Opt. Call       2,044,944
       1,000,000   State of Connecticut, Special Tax Obligation
                    Refunding Bonds, Transportation Infrastructure
                    Purposes, 1993 Series B, 4.600% 10/01/06                 AA-     10/03 at 102         981,100
       3,000,000   State of Connecticut, Airport Revenue Refunding
                    Bonds, Bradley International Airport, Series 1992,
                    7.650%, 10/01/12                                         Aaa     10/04 at 100       3,498,420
       1,650,000   State of Connecticut, General Fund Obligation
                    Bonds, 1994 Series A, Issued By Connecticut
                    Development Authority, 6.375%, 10/15/14                  AA-     10/04 at 102       1,784,195
       3,000,000   State of Connecticut, Clean Water Fund Subordinate
                    Revenue Refunding Bonds, 1996 Series,
                    5.250%, 7/01/10                                          Aaa      1/05 at 101       3,010,350
       1,900,000   Capitol Region Education Council, Revenue Bonds,
                    6.700%, 10/15/10                                         BBB     10/05 at 102       1,985,652
                   City of New Haven, Connecticut, Air Rights
                    Parking Facility Revenue Bonds, Series 1991:
       3,000,000    6.625%, 12/01/05                                         Aaa     12/01 at 102       3,304,590
       1,500,000    6.500%, 12/01/15                                         Aaa     12/01 at 102       1,655,355
       2,000,000   South Central Connecticut Regional Water Authority,
                    Water System Revenue Bonds, Eleventh Series,
                    5.750%, 8/01/12                                          Aaa      8/03 at 102       2,061,060
       1,275,000   South Central Connecticut Regional Water Authority,
                    Water System Revenue Bonds, Twelfth Series,
                    5.125%, 8/01/07                                          Aaa      8/03 at 102       1,295,438

PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
     $ 3,250,000   City of Waterbury Connecticut, General Obligation
                    Tax Revenue Intercept Refunding Bonds, 1993
                    Issue, 5.375%, 4/15/08                                   Aaa      4/03 at 102     $ 3,329,040
       1,540,000   Waterbury Nonprofit Housing Corporation,
                    Connecticut Taxable Mortgage Revenue Refunding
                    Bonds, FHAInsured Mortgage Loan-Fairmont
                    Heights Section 8 Assisted Project, Series 1993A,
                    6.500%, 7/01/07                                          Aaa      7/02 at 101       1,692,628
       1,930,000   Housing Authority of the City of Willimantic,
                    Multi-Family Housing Revenue Bonds, Series
                    1995A, GNMA Collateralized Mortgage Loan-
                    Village Heights Apartments Project,
                    8.000%, 10/20/30                                         AAA     10/05 at 105       2,219,171
       1,500,000   Puerto Rico Industrial, Tourist, Educational, Medical
                    and Environmental Control Facilities Financing
                    Authority, Hospital Revenue Refunding Bonds,
                    1995 Series A, FHA Insured Mortgage-Doctor Pila
                    Hospital Project, 6.125%, 8/01/25                        AAA  8/05 at 101 1/2       1,583,520
    $102,865,000   Total Investments - (cost $104,236,284) - 98.0%                                    107,032,691
================
                   Other Assets Less Liabilities - 2.0%                                                 2,203,734
                   Net Assets - 100%                                                                 $109,236,425
                                                                                                     ============
                                                                          NUMBER OF        MARKET           MARKET
                       STANDARD-&-POOR'S                MOODY'S           SECURITIES        VALUE          PERCENT
  SUMMARY OF                         AAA                    Aaa               32     $ 70,489,385             66%
  RATINGS*                  AA+, AA, AA-      Aa1, Aa, Aa2, Aa3                9       21,988,487              21
  PORTFOLIO OF                     A, A-              A, A2, A3                1        2,270,510              2
  INVESTMENTS:           BBB+, BBB, BBB-  Baal, Baa, Baa2, Baa3                4        9,651,079              9
                               Non-rated              Non-rated                2        2,633,230              2
-------------------------------------------------------------------------------------------------------------------
  TOTAL                                                                       48     $107,032,691            100%

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)
NUVEEN MASSACHUSETTS PREMIUM INCOME MUNICIPAL FUND (NMT)

PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   Massachusetts Health and Educational, Facilities Authority,
                    Revenue Refunding Bonds, Youville Hospital Issue (FHA
                    Insured Project Series):
     $ 2,920,000    6.125%, 2/15/15                                           Aa      2/04 at 102     $ 3,003,892
       1,000,000    6.000%, 2/15/25                                           Aa      2/04 at 102       1,020,300
       1,000,000   Massachusetts Educational Financing Authority,
                    Education Loan Revenue Bonds, Issue E, Series
                    1995, 6.150%, 7/01/10 (Alternative Minimum Tax)          Aaa      7/04 at 102       1,047,880
                   Massachusetts Health and Educational Facilities
                    Authority, Revenue Bonds, New England Deaconess
                    Hospital Issue, Series D:
       3,310,000    6.625%, 4/01/12                                            A      4/02 at 102       3,518,729
       1,000,000    6.875%, 4/01/22                                            A      4/02 at 102       1,071,730
       1,600,000   Massachusetts Health and Educational Facilities
                    Authority, Revenue Bonds, Children's Hospital Issue,
                    Series E, 5.500%, 10/01/19                                Aa     10/02 at 102       1,594,720
       3,000,000   Massachusetts Health and Educational Facilities
                    Authority, Revenue Bonds, Lahey Clinic Medical
                    Center Issue, Series B, 5.625%, 7/01/15                  Aaa      7/03 at 102       3,001,860
       1,400,000   Massachusetts Health and Educational Facilities
                    Authority, Revenue Bonds, Massachusetts General
                    Hospital Issue, Series G, 5.375%, 7/01/11                Aaa      7/00 at 100       1,408,540
       2,000,000   Massachusetts Health and Educational Facilities
                    Authority, Revenue Bonds (Daughters of Charity
                    National Health System-The Carney Hospital),
                    Series D, 6.100%, 7/01/14                                 Aa      7/04 at 102       2,071,040
       3,800,000   Massachusetts Housing Finance Agency, Housing
                    Project Revenue Bonds, 6.300%, 10/01/13                   A1      4/03 at 102       3,906,172
         645,000   Massachusetts Housing Finance Agency, Housing
                    Development Revenue, Series 1986-A,
                    7.500%, 12/01/06 (Alternative Minimum Tax)               Aaa     12/96 at 102         658,029
       2,450,000   Massachusetts Housing Finance Agency, Single
                    Family Housing Revenue Bonds, Series 9,
                    8.100%, 12/01/21 (Alternative Minimum Tax)                Aa     12/98 at 102       2,547,412
       2,500,000   Massachusett Housing Finance Agency, Insured
                    Rental Housing Bonds, 1994 Series A,
                    6.650%, 7/01/19 (Alternative Minimum Tax)                Aaa      7/04 at 102       2,605,900
       4,955,000   Massachusetts Housing Finance Agency, Rental
                    Housing Mortgage Revenue Bonds, 1995 Series A
                    (FHA Insured Mortgage Loans), 7.350%, 1/01/35
                    (Alternative Minimum Tax)                                Aaa      1/05 at 102       5,393,121
       1,350,000   Massachusetts Industrial Finance Agency, Pollution
                    Control Revenue Bonds, 1993 Series (Eastern
                    Edison Company Project), 5.875%, 8/01/08                Baa2      8/03 at 102       1,331,627
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
     $ 3,175,000   Massachusetts Industrial Finance Agency, Resource
                    Recovery Revenue Bonds, Semass Project, Series
                    1991B, 9.250%, 7/01/15 (Alternative Minimum Tax)         N/R      7/01 at 103     $ 3,560,382
       1,125,000   Massachusetts Industrial Financial Agency, Revenue
                    Bonds, Heights Crossing Limited Partnership Issue
                    (FHA Insured Project), Series 1995, 6.000%, 2/01/15
                    (Alternative Minimum Tax)                                AAA      2/06 at 102       1,145,059
       2,500,000   Massachusetts Industrial Finance Agency, Revenue
                    Refunding Bonds, College of the Holy Cross - 1992
                    Issue II, 6.375%, 11/01/15 (Pre-refunded to 11/01/02)     A1     11/02 at 102       2,790,025
       1,355,000   Massachusetts Industrial Finance Agency, Revenue
                    Bonds, Merrimack College Issue, Series 1992,
                    7.125%, 7/01/12                                         BBB-      7/02 at 102       1,477,235
       1,175,000   Massachusetts Industrial Finance Agency, Revenue
                    Bonds (Brooks School Issue), Series 1993,
                    5.950%, 7/01/23                                            A      7/03 at 102       1,194,258
       3,500,000   Massachusetts Industrial Finance Agency, Revenue
                    Bonds, Phillips Academy Issue, Series 1993,
                    5.375%, 9/01/23                                          Aa1      9/08 at 102       3,460,520
       2,645,000   Massachusetts Industrial Finance Agency, Revenue
                    Bonds (Whitehead Institute for Biomedical
                    Research - 1993 Issue), 5.125%, 7/01/26                   Aa      7/03 at 102       2,539,888
       3,000,000   Massachusetts Industrial Finance Agency, Revenue
                    Bonds, Harvard Community Health Plan, Inc.,
                    Issue 1988 Series B (Refunding Bonds),
                    8.125%, 10/01/17                                           A     10/98 at 102       3,238,500
       1,420,000   Massachusetts Municipal Wholesale Electric
                    Company, Power Supply System Revenue Bonds,
                    1994 Series B, 5.000%, 7/01/17                           Aaa      7/04 at 102       1,340,594
       2,000,000   Massachusetts Municipal Wholesale Electric
                    Company, A Public Corporation of The
                    Commonwealth of Massachusetts, Power Supply
                    System Revenue Bonds, 6.000%, 7/01/18                    Aaa      7/02 at 100       2,050,820
       1,000,000   Massachusetts Port Authority, Revenue Bonds,
                    Series 1982, 13.000%, 7/01/13                            Aaa     No Opt. Call       1,706,510
       4,750,000   Massachusetts Port Authority, Revenue Refunding
                    Bonds, Series 1993-B, 5.000%, 7/01/18
                    (Alternative Minimum Tax)                                 Aa      7/03 at 100       4,437,592
       2,090,000   Massachusetts Water Pollution Abatement Trust,
                    Water Pollution Abatement Revenue Bonds (Pool
                    Loan Program), Series 1, 5.600%, 8/01/13                  Aa      8/03 at 102       2,111,987
       3,000,000   Massachusetts Water Resources Authority, General
                    Revenue Refunding Bonds, 1993 Series B,
                    5.000%, 3/01/22                                            A      3/03 at 100       2,759,880
       3,000,000   Massachusetts Water Resources Authority, General
                    Revenue Bonds, 1991 Series A, 5.750%, 12/01/21             A     12/01 at 100       3,010,980
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   Town of Barnstable, Massachusetts, General
                    Obligation Bonds:
     $ 1,020,000    5.750%, 9/15/10                                           Aa      9/04 at 102     $ 1,062,942
       1,020,000    5.750%, 9/15/11                                           Aa      9/04 at 102       1,058,974
         965,000    5.750%, 9/15/12                                           Aa      9/04 at 102         997,385
       1,420,000   City of Boston, Massachusetts, Revenue Refunding
                    Bonds, Boston City Hospital (FHA Insured
                    Mortgage), Series B, 5.750%, 2/15/23                      Aa      8/00 at 102       1,403,755
       1,000,000   City of Chelsea, Massachusetts, General Obligation
                    Bonds, School Project Loan, Act of 1948,
                    7.000%, 6/15/03                                          Aaa     No Opt. Call       1,135,790
       4,875,000   City of Lowell, Massachusetts, General Obligation
                    State Qualified Bonds, 5.600%, 11/01/12                  Aaa     11/03 at 102       4,932,085
       1,765,000   The New England Education Loan Marketing
                    Corporation, Student Loan Revenue Bonds, 1992
                    Subordinated Issue C, 6.750%, 9/01/02
                    (Alternative Minimum Tax)                                 A1     No Opt. Call       1,913,983
       4,000,000   The New England Loan Marketing Corporation,
                    Student Loan Revenue Bonds, 1992 Subordinated
                    Issue H, 6.900%, 11/01/09 (Alternative
                    Minimum Tax)                                              A1     No Opt. Call       4,405,560
       1,750,000   Puerto Rico Aqueduct and Sewer Authority, Revenue
                    Bonds, Series 1988A, 7.875%, 7/01/17
                    (Pre-refunded to 7/01/98)                                AAA      7/98 at 102       1,894,078
       3,000,000   Puerto Rico Electric Power Authority, Power Revenue
                    Bonds, Series P, 7.000%, 7/01/21 (Pre-refunded
                    to 7/01/01)                                              Aaa      7/01 at 102       3,404,130
     $89,480,000   Total Investments - (cost $89,103,985) - 93.5%                                       93,213,864
================
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES 5.1%
     $ 3,200,000   The Commonwealth of Massachusetts, Dedicated
                    Income Tax Bonds, Fiscal Recovery Loan, Act of
                    1990, Series B, Variable Rate Demand Bonds,
                    3.900%, 12/01/97+                                     VMIG-1                        3,200,000
       1,900,000   Massachusetts Health and Educational Facilities
                    Authority (Capital Asset Program), Variable Rate
                    Demand Bonds, 4.050%, 7/01/05+                        VMIG-1                        1,900,000
     $ 5,100,000   Total Temporary Investments - 5.1%                                                   5,100,000
================
                   Other Assets Less Liabilities - 1.4%                                                 1,420,237
                   Net Assets - 100%                                                                  $99,734,101
                                                                                                      ===========

                                                                       NUMBER OF           MARKET          MARKET
                       STANDARD & POOR'S                MOODY'S       SECURITIES           VALUE          PERCENT
  SUMMARY OF                         AAA                    Aaa               14      $31,724,396             34%
  RATINGS*                  AA+, AA, AA-      Aa1, Aa, Aa2, Aa3               13       27,310,407              29
  PORTFOLIO OF                        A+                     A1                4       13,015,740              14
  INVESTMENTS                      A, A-              A, A2, A3                6       14,794,077              16
  (EXCLUDING             BBB+, BBB, BBB-  Baal, Baa, Baa2, Baa3                2        2,808,862              3
  TEMPORARY                    Non-rated              Non-rated                1        3,560,382              4
  INVESTMENTS):
-------------------------------------------------------------------------------------------------------------------
  TOTAL                                                                       40      $93,213,864            100%

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
N/R - Investment is not rated.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)
NUVEEN MISSOURI PREMIUM INCOME MUNICIPAL FUND (NOM)

PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
     $ 1,000,000   Health Facilities Revenue Bonds (Barnes-Jewish,
                    Inc./Christian Health Services), Series 1993,
                    5.150%, 5/15/10                                           Aa     No Opt. Call      $  994,410
       1,000,000   Health and Educational Facilities Authority, of the
                    State of Missouri, Health Facilities Revenue Bonds
                    (BJC Health System), Series 1994A,
                    6.750%, 5/15/12                                           Aa     No Opt. Call       1,151,700
       1,000,000   Health and Educational Facilities Authority of the
                    State of Missouri, Health Facilities Refunding
                    Revenue Bonds (SSMHealth Care), Series 1992AA,
                    6.250%, 6/01/07                                          Aaa      6/02 at 102       1,076,760
       1,290,000   Health and Educational Facilities Authority of the
                    State of Missouri, Health Facilities Revenue Bonds
                    (SSM Health Care Obligated Group Projects),
                    Series 1990B, 7.000%, 6/01/15                            Aaa      6/00 at 102       1,521,233
       1,500,000   Health and Educational Facilities Authority of the
                    State of Missouri, Health Facilities Revenue Bonds
                    (Saint Luke's Health System), Series 1993,
                    5.125%, 11/15/19                                         Aaa     11/03 at 102       1,420,575
       1,000,000   Health and Educational Facilities Authority of the
                    State of Missouri, Health Facilities Revenue Bonds
                    (Lake of the Ozarks General Hospital, Inc.), Series
                    1996, 6.500%, 2/15/21                                   BBB+      2/06 at 102       1,014,020
       1,000,000   Health and Educational Facilities Authority of the
                    State of Missouri, Educational Facilities Revenue
                    Bonds (Saint Louis University), Series 1996,
                    5.000%, 10/01/10                                         Aaa     10/06 at 102         988,620
         585,000   Missouri Housing Development Commission,
                    Mortgage Purchase Bonds, Series May 15, 1979
                    (FHA Insured or VAGuaranteed Mortgage Loans),
                    6.600%, 11/15/10                                         AA+     11/01 at 100         594,237
       2,270,000   Missouri Housing Development Commission, Single
                    Family Mortgage Revenue Bonds, Series 1991-A,
                    GNMA Mortgage-Backed Securities Program),
                    7.375%, 8/01/23 (Alternative Minimum Tax)                AAA      2/01 at 102       2,408,538
       1,835,000   Missouri Housing Development Commission, Single
                    Family Mortgage Revenue Bonds (Homeownership
                    Loan Program), 1995 Series C, 7.250%, 9/01/26
                    (Alternative Minimum Tax)                                AAA      3/06 at 105       2,025,858
       1,000,000   Regional Convention and Sports Complex Authority,
                    Convention and Sports Facility Project and
                    Refunding Bonds, Series A 1993 (State of Missouri
                    Sponsor), 5.500%, 8/15/13                                 A1      8/03 at 102       1,005,750
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
     $ 1,225,000   State Environmental Improvement and Energy
                    Resources Authority (State of Missouri, Water
                    Pollution Control Revenue Bonds, State Revolving
                    Fund Program-City of Kansas City Project), Series
                    1995B, 7.750%, 1/01/08                                   Aa1      1/05 at 102       1,501,483
       1,000,000   State Environmental Improvement and Energy
                    Resources Authority (State of Missouri), Water
                    Pollution Control Revenue Bonds (State Revolving
                    Fund Program-City of Branson Project), Series
                    1995A, 6.050%, 7/01/16                                   Aaa      7/04 at 102       1,048,480
       1,000,000   State Environmental Improvement and Energy
                    Resources Authority (State of Missouri), Water
                    Pollution Control Revenue Bonds (State Revolving
                    Fund Program-Multiple Participant Series), Series
                    1996D, 5.875%, 1/01/15                                    Aa      1/06 at 101       1,043,860
       1,400,000   Boone County, Missouri, Hospital Revenue Bonds,
                    Series 1993, 5.500%, 8/01/09                               A      8/02 at 102       1,390,424
         500,000   City of Cape Girardeau, Missouri, Waterworks
                    System Refunding Revenue Bonds, Series 1995,
                    5.200%, 3/01/09                                          Aaa      3/06 at 100         505,120
       1,000,000   Union Reorganized School District No. R-XI of
                    Franklin County, Missouri, General Obligation
                    School Building and Refunding Bonds, Series 1993,
                    5.750%, 3/01/13                                          Aaa      3/03 at 100       1,028,690
       1,550,000   Jackson County, Missouri, Single Family Mortgage
                    Revenue Bonds, Series 1983, 0.000%, 3/01/15              Aaa     No Opt. Call         566,525
       1,140,000   City of Kansas City, Missouri, General Improvement
                    Airport Refunding Revenue Bonds, Series 1995,
                    6.750%, 9/01/09                                          Aaa      9/05 at 101       1,285,179
       1,500,000   City of Kansas City, Missouri, General Improvement
                    Airport Revenue Bonds, Series 1994 A,
                    6.900%, 9/01/11 (Alternative Minimum Tax)                Aaa      9/04 at 101       1,686,810
       1,000,000   Land Clearance For Redevelopment Authority, of
                    Kansas City, Missouri, Lease Revenue Bonds
                    (Municipal Auditorium and Muehlebach Hotel
                    Redevelopment Projects), Series 1995A,
                    5.900%, 12/01/18                                         Aaa     12/05 at 102       1,046,760
       2,000,000   School District of Kansas City, Missouri, Building
                    Corporation, Insured Leasehold Revenue Bonds,
                    Series 1993 (The School District of Kansas City,
                    Missouri, Capital Improvements Project),
                    5.000%, 2/01/14                                          Aaa      2/04 at 102       1,927,300
       2,020,000   Ritenour School District of St. Louis County,
                    Missouri, General Obligation School Bonds, Series
                    1995, 7.375%, 2/01/12                                    Aaa     No Opt. Call       2,498,740
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
     $ 1,500,000   Francis Howell School District, St. Charles County,
                    Missouri, General Obligation Refunding Bonds,
                    Series 1994A, 7.800%, 3/01/08                            Aaa     No Opt. Call     $ 1,885,110
       1,400,000   School District of the City of St. Charles, Missouri,
                    General Obligation Bonds (Missouri Direct Deposit
                    Program), Series 1996A, 5.625%, 3/01/14                   Aa      3/06 at 100       1,441,496
       1,500,000   Certificates of Receipt, Series 1993, St. Louis County,
                    Missouri, GNMACollateralized Mortgage
                    Revenue Bonds, Series 1989A, 5.650%, 7/01/20
                    (Alternative Minimum Tax)                                AAA     No Opt. Call       1,559,205
       1,395,000   The Board of Education of the City of St. Louis
                    (Missouri), General Obligation School Refunding
                    Bonds, Series 1993A, 8.500%, 4/01/07                     Aaa     No Opt. Call       1,816,332
       1,800,000   St. Louis Municipal Finance Corporation, City
                    Justice Center, Leasehold Revenue Improvement
                    Bonds, Series 1996A (City of St. Louis, Missouri,
                    Lessee), 5.750%, 2/15/11                                 Aaa      2/06 at 102       1,865,340
       1,500,000   St. Louis Municipal Finance Corporation, Leasehold
                    Revenue Refunding Bonds, 5.850%, 7/15/09                 Aa3      7/03 at 102       1,526,805
       1,275,000   St. Louis Municipal Finance Corporation, Leasehold
                    Revenue Improvement and Refunding Bonds,
                    Series 1992 (City of St. Louis, Missouri, Lessee)
                    6.250%, 2/15/12 (Pre-refunded to 2/15/03)                Aaa      2/03 at 102       1,409,602
         500,000   City of Sikeston, Missouri, Electric System Revenue
                    Refunding Bonds, 1996 Series, 6.000%, 6/01/16            Aaa     No Opt. Call         547,045
         625,000   Reorganized School District No. R-IV of Stone
                    County, Missouri (Reeds Spring, Missouri), General
                    Obligation School Building Refunding and
                    Improvement Bonds, Series 1995, 7.600%, 3/01/10          Aaa     No Opt. Call         780,419
       1,250,000   The Industrial Development Authority of The City
                    of University City, Missouri, Multifamily Housing
                    Revenue Refunding Bonds (GNMA Collateralized-
                    Canterbury Gardens Project), Series 1995A,
                    5.900%, 12/20/20                                         AAA     12/05 at 102       1,270,250
       1,000,000   The Curators of the University of Missouri, Health
                    Facilities Revenue Bonds (University of Missouri
                    Health System), Series 1996A,
                    5.200%, 11/01/10 (WI)                                    Aaa     11/06 at 102         993,110
         700,000   Puerto Rico Electric Power Authority, Power Revenue
                    Refunding Bonds, Series U, 6.000%, 7/01/14               Aaa      7/04 at 102         739,927
     $43,260,000   Total Investments - (cost $43,138,175) - 99.7%                                      45,565,713
================

PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.9%
       $ 400,000   Health and Education Facilities Authority of the
================
                    State of Missouri, Variable Rate Demand Bonds,
                    Educational Facilities Revenue Bonds (Drury
                    College), Series 1996A, 4.100%, 8/15/21+              VMIG-1                       $  400,000
                   Other Assets Less Liabilities - (0.6%)                                                (250,654)
                   Net Assets - 100%                                                                  $45,715,059
                                                                                                      ===========
                                                                       NUMBER-OF           MARKET          MARKET
                       STANDARD-&-POOR'S                MOODY'S       SECURITIES            VALUE         PERCENT
  SUMMARY OF                         AAA                    Aaa               25      $33,901,528             75%
  RATINGS*                  AA+, AA, AA-      Aa1, Aa, Aa2, Aa3                7        8,253,991              18
  PORTFOLIO OF                        A+                     A1                1        1,005,750              2
  INVESTMENTS                      A, A-              A, A2, A3                1        1,390,424              3
  (EXCLUDING             BBB+, BBB, BBB-  Baal, Baa, Baa2, Baa3                1        1,014,020              2
  TEMPORARY
  INVESTMENTS):
  TOTAL                                                                       35      $45,565,713            100%

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
(WI) Security purchased on a when-issued basis (note 1).
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)
NUVEEN WASHINGTON PREMIUM INCOME MUNICIPAL FUND (NPW)

PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
     $ 2,000,000   State of Washington, General Obligation Bonds,
                    Series 1994B, 6.000%, 5/01/19                             Aa      5/04 at 100     $ 2,071,860
       1,250,000   Washington Health Care Facilities Authority,
                    Revenue Bonds, Refunding Series 1992 (Franciscan
                    Health System/Saint Clare Hospital, Tacoma),
                    6.625%, 7/01/20                                          Aaa      7/02 at 102       1,374,925
       2,000,000   Washington Health Care Facilities Authority,
                    Revenue Bonds, Series 1992 (The Children's
                    Hospital and Medical Center, Seattle),
                    6.125%, 10/01/13                                         Aaa     10/02 at 102       2,084,360
       2,400,000   Washington Health Care Facilities Authority,
                    Revenue Bonds, Series 1992 (Swedish Hospital
                    Medical Center, Seattle), 6.300%, 11/15/22               Aaa     11/02 at 102       2,540,592
         650,000   Washington Health Care Facilities Authority,
                    Revenue Bonds, Series 1993 (Empire Health
                    Services, Spokane), 5.625%, 11/01/19                     Aaa     11/03 at 102         638,469
       1,000,000   Washington Health Care Facilities Authority,
                    Revenue Bonds, Series 1993A (The Heart Institute
                    of Spokane), 5.800%, 8/15/18                             AA-      8/04 at 102         987,140
       1,000,000   Washington Public Power Supply System, Nuclear
                    Project No. 1 Refunding Revenue Bonds, Series
                    1993A, 5.700%, 7/01/17                                   Aaa      7/03 at 102       1,004,320
       1,000,000   Washington Public Power Supply System, Nuclear
                    Project No. 3 Refunding Revenue Bonds, Series
                    1993B, 7.000%, 7/01/09                                   Aa1     No Opt. Call       1,152,670
         980,000   Washington State Housing Finance Commission,
                    Multi-Family Mortgage Revenue Bonds (GNMA
                    Mortgage Backed Securities Program), Series 1989A,
                    7.700%, 7/01/32 (Alternative Minimum Tax)                AAA      1/00 at 103       1,034,919
       1,610,000   Washington State Housing Finance Commission,
                    Single-Family Mortgage Revenue Bonds (Mortgage
                    Backed Securities Program), Series 1992D-1,
                    6.150%, 1/01/26 (Alternative Minimum Tax)                AAA      NoOpt. Call       1,658,719
       1,400,000   Washington State University, Housing and Dining
                    System Revenue and Refunding Bonds, Series 1994,
                    6.375%, 10/01/18                                         Aaa     10/04 at 101       1,523,942
       1,050,000   City of Bellevue, King County, Washington, Water
                    and Sewer Revenue Refunding Bonds, 1994,
                    5.875%, 7/01/09                                           Aa      7/04 at 100       1,098,941
       1,000,000   Public Utility District No. 1 of Benton County,
                    Washington, Electric Revenue Bonds, Series B
                    1982, 11/01/02 (Pre-refunded to 11/01/97)                Aaa     11/97 at 100       1,088,190
       2,000,000   Public Utility District No. 1 of Chelan County,
                    Washington, Columbia River-Rock Island
                    Hydro-Electric System Revenue Bonds, Series of
                    1976, 6.375%, 6/01/29                                     A1     12/96 at 102       2,020,340
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
     $ 1,035,000   Covington Water District, Water Revenue Bonds,
                    Refunding Series 1995, 6.050%, 3/01/20                   Aaa      3/05 at 100     $ 1,070,532
       2,000,000   Housing Authority of the County of King,
                    Washington, Housing Revenue Bonds, 1995
                    (Woodridge Park Project), 6.350%, 5/01/25
                    (Alternative Minimum Tax)                                AA+      5/05 at 100       2,045,640
       1,000,000   Federal Way School District No. 210, King County,
                    Washington, Unlimited Tax General Obligation
                    and Refunding Bonds, 1993, 5.750%, 12/01/12              Aaa     No Opt. Call       1,047,590
         800,000   Kitsap County, Washington, Sewer Revenue Bonds,
                    1996, 5.750%, 7/01/16                                    Aaa      7/06 at 100         816,200
       1,600,000   Public Utility District No. 1 of Klickitat County,
                    Washington, Electric Revenue Bonds, 1995,
                    5.650%, 10/01/15                                         Aaa     10/05 at 101       1,626,544
       1,000,000   Lewis County Public Utility District, Cowlitz Falls
                    Hydroelectric Project, Revenue Refunding Bonds,
                    Series 1993, 5.500%, 10/01/22                            Aa1     10/03 at 102         982,590
       1,000,000   Peninsula School District No. 401, Pierce County,
                    Washington, Unlimited Tax General Obligation
                    Refunding Bonds, 1993, 5.500%, 12/01/08                  Aaa     No Opt. Call       1,043,350
       1,000,000   Port of Seattle, Washington, Revenue Bonds, 1990A,
                     6.000%, 12/01/14                                        AA-     12/00 at 100       1,011,850
       1,000,000   Port of Seattle, Washington, Revenue Bonds, Series
                    1996A, 5.500%, 9/01/21                                   Aaa      9/06 at 101         985,940
       1,000,000   Port of Vancouver, Clark County, Washington, Limited
                    Tax General Obligation Bonds, 1994 Series B,
                    6.000%, 12/01/04 (Alternative Minimum Tax)               Aaa     No Opt. Call       1,093,920
         900,000   City of Richland, Washington, Water and Sewer
                    Improvement Revenue Bonds, 1993,
                    5.625%, 4/01/12                                          Aaa      4/03 at 100         915,606
       1,200,000   Sammamish Plateau Water and Sewer District, King
                    County, Washington, Water and Sewer Revenue
                    Refunding Bonds, 1996, 5.500%, 12/01/16                  Aaa     12/06 at 100       1,187,796
                   Seattle Indian Services Commission, Special
                    Obligation Bonds, 1994:
       1,000,000    6.000%, 11/01/16                                         Aa1     11/04 at 100       1,041,150
         750,000    6.150%, 11/01/24                                         Aa1     11/04 at 100         784,898
       1,500,000   The City of Seattle, Washington, Drainage and
                    Wastewater Utility Revenue Bonds, 1992,
                    5.750%, 12/01/22                                          Aa     12/02 at 101       1,512,450
         500,000   The City of Seattle, Washington, Municipal Light
                    and Power Revenue Bonds, 1992A,
                    5.750%, 8/01/12                                           Aa      8/02 at 102         510,045
         500,000   The City of Seattle, Washington, Water System and
                    Refunding Revenue Bonds, 1993, 5.250%, 12/01/23           Aa      6/03 at 101         481,500
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
     $ 1,640,000   Housing Authority of Skagit County, Low-Income
                    Housing Assistance Revenue Bonds, 1993 (GNMA
                    Collateralized Mortgage Loan-Sea Mar Project),
                    7.000%, 6/20/35                                          AAA     11/04 at 104     $ 1,742,139
       1,385,000   Public Utility District No. 1 of Snohomish County,
                    Washington, Generation System Revenue Bonds,
                    Series 1993B, 5.750%, 1/01/09 (Alternative
                    Minimum Tax)                                              A1      1/04 at 102       1,417,381
       1,500,000   Mukilteo School District No. 6, Snohomish County,
                    Washington, Unlimited Tax General Obligation
                    and Refunding Bonds, 1993, 5.700%, 12/01/12              Aaa     No Opt. Call       1,567,995
         500,000   Edmonds School District No. 15, Snohomish County,
                    Washington, Unlimited Tax General Obligation
                    Bonds, Series 1994, 6.500%, 12/01/08                     AA-     No Opt. Call         565,640
       1,000,000   University of Washington, Housing and Dining
                    System Revenue Refunding Bonds, Junior Lien
                    Series 1996, 5.125%, 12/01/15                            Aaa     12/06 at 102         965,840
       1,910,000   Housing Authority of the City of Vancouver Revenue
                    Bonds, 1993, Series B (Fishers Mill Project), (Junior
                    Lien Bonds), 6.000%, 3/01/23                              Aa      3/03 at 100       1,947,990
       1,500,000   Western Washington University, Housing and
                    Dining System, Revenue Bonds, Series 1992,
                    6.375%, 10/01/22                                         Aaa     10/02 at 101       1,605,404
       1,000,000   Yakima-Tieton Irrigation District, Yakima County,
                    Washington, Refunding Revenue Bonds, 1992,
                    6.125%, 6/01/13                                          Aaa      6/03 at 102       1,049,960
     $47,560,000   Total Investments - (cost $47,615,204) - 98.4%                                      49,299,337
================
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.2%
      $  100,000   Washington Health Care Facilities Authority,
================
                    Variable Rate Demand Revenue Bonds (Sisters of
                    Providence), Series 1985E, 4.000%, 10/01/05+          VMIG-1                          100,000
                   Other Assets Less Liabilities - 1.4%                                                   703,404
                   Net Assets - 100%                                                                  $50,102,741
                                                                                                      ===========

                                                                       NUMBER OF           MARKET          MARKET
                       STANDARD & POOR'S                MOODY'S       SECURITIES           VALUE          PERCENT
  SUMMARY OF                         AAA                    Aaa               23      $29,667,252             60%
  RATINGS*                  AA+, AA, AA-      Aa1, Aa, Aa2, Aa3               14       16,194,364              33
  PORTFOLIO OF                        A+                     A1                2        3,437,721              7
  INVESTMENTS
  (EXCLUDING
  TEMPORARY
  INVESTMENTS):
  TOTAL                                                                       39      $49,299,337            100%

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

STATEMENT OF NET ASSETS

(Unaudited)
                                                           NTC                 NMT               NOM                 NPW
ASSETS
Investments in municipal securities, at market
   value (note 1)                                      $107,032,691       $ 93,213,864       $ 45,565,713       $ 49,299,337
Temporary investments in short-term municipal
   securities, at amortized cost (note 1)                      --            5,100,000            400,000            100,000
Cash                                                        580,243             15,534             95,234             61,692
Receivables:
   Interest                                               2,053,454          1,817,162            814,302            868,798
   Investments sold                                            --               15,000               --                 --
Other assets                                                  9,877              7,925              8,323              6,786
                                                       ------------       ------------       ------------       ------------
     Total assets                                       109,676,265        100,169,485         46,883,572         50,336,613
                                                       ------------       ------------       ------------       ------------
LIABILITIES
Payable for investments purchased                              --                 --              985,327               --
Accrued expenses:
   Management fees (note 6)                                  57,874             52,925             24,212             26,548
   Other                                                     51,360             57,326             26,278             57,854
Preferred share dividends payable                             4,198              5,401              2,367              3,307
Common share dividends payable                              326,408            319,732            130,329            146,163
                                                       ------------       ------------       ------------       ------------
     Total liabilities                                      439,840            435,384          1,168,513            233,872
                                                       ------------       ------------       ------------       ------------
Net assets (note 7)                                    $109,236,425       $ 99,734,101       $ 45,715,059       $ 50,102,741
                                                       ============       ============       ============       ============
Preferred shares, at liquidation value                 $ 38,300,000       $ 34,000,000       $ 16,000,000       $ 17,000,000
                                                       ============       ============       ============       ============
Preferred shares outstanding                                  1,532              1,360                640                680
                                                       ============       ============       ============       ============
Common shares outstanding                                 5,140,283          4,600,454          2,136,537          2,320,051
                                                       ============       ============       ============       ============
Net asset value per Common share outstanding
  (net assets less Preferred
  shares at liquidation value,
  divided by Common shares outstanding)                $      13.80       $      14.29       $      13.91       $      14.27
                                                       ============       ============       ============       ============

   See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Six months ended November 30, 1996
(Unaudited)
                                                               NTC               NMT               NOM               NPW
INVESTMENT INCOME

Tax-exempt interest income (note 1)                        $ 3,022,903       $ 2,874,204       $ 1,258,188       $ 1,413,366
                                                           -----------       -----------       -----------       -----------
Expenses:
   Management fees (note 6)                                    346,916           317,996           145,221           159,272
   Preferred shares--auction fees                               47,875            42,500            20,000            21,251
   Preferred shares--dividend disbursing agent fees              7,083             6,250             7,083             6,250
   Shareholders' servicing agent fees and expenses               7,884             4,120             3,492             1,499
   Custodian's fees and expenses                                20,871            17,003            17,381            17,479
   Trustees' fees and expenses (note 6)                            856               948               630               655
   Professional fees                                             8,107             8,194             9,020             8,062
   Shareholders' reports--printing and
     mailing expenses                                           15,132            13,831            10,827             8,073
   Stock exchange listing fees                                   8,143             8,091             1,015             1,134
   Investor relations expense                                    4,437             3,572             2,002             1,754
   Other expenses                                                5,510             4,678             8,990             6,583
                                                           -----------       -----------       -----------       -----------
     Total expenses                                            472,814           427,183           225,661           232,012
                                                           -----------       -----------       -----------       -----------
       Net investment income                                 2,550,089         2,447,021         1,032,527         1,181,354
                                                           -----------       -----------       -----------       -----------
REALIZED AND UNREALIZED GAIN
(LOSS) FROM INVESTMENTS
Net realized gain (loss) from investment
    transactions (notes 1 and 3)                              (543,174)         (122,009)          (28,008)              258
Net change in unrealized appreciation or depreciation
   of investments                                            4,575,965         3,321,393         1,718,872         1,816,188
                                                           -----------       -----------       -----------       -----------
       Net gain from investments                             4,032,791         3,199,384         1,690,864         1,816,446
                                                           -----------       -----------       -----------       -----------
Net increase in net assets from operations                 $ 6,582,880       $ 5,646,405       $ 2,723,391       $ 2,997,800
                                                           ===========       ===========       ===========       ===========

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)
                                                                      NTC                                NMT
                                                     Six months ended       Year ended     Six months ended       Year ended
                                                           11/30/96           5/31/96            11/30/96           5/31/96
OPERATIONS
Net investment income                                  $   2,550,089      $   5,014,273      $   2,447,021      $   4,817,006
Net realized gain (loss) from investment
   transactions (notes 1 and 3)                             (543,174)          (521,214)          (122,009)          (356,375)
Net change in unrealized appreciation or
   depreciation of investments                             4,575,965           (534,565)         3,321,393           (520,768)
                                                       -------------      -------------      -------------      -------------
     Net increase in net assets from operations            6,582,880          3,958,494          5,646,405          3,939,863
                                                       -------------      -------------      -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
     Common shareholders                                  (1,917,837)        (3,758,689)        (1,902,659)        (3,669,476)
     Preferred shareholders                                 (531,031)        (1,262,953)          (478,331)        (1,099,146)
                                                       -------------      -------------      -------------      -------------
   Decrease in net assets from distributions
     to shareholders                                      (2,448,868)        (5,021,642)        (2,380,990)        (4,768,622)
                                                       -------------      -------------      -------------      -------------
CAPITAL SHARE TRANSACTIONS (note 2)
Net proceeds from Common shares issued to
   shareholders due to reinvestment of
   distributions                                             174,725            140,264            165,585             61,212
                                                       -------------      -------------      -------------      -------------
Net increase in net assets derived from
   capital share transactions                                174,725            140,264            165,585             61,212
                                                       -------------      -------------      -------------      -------------
     Net increase (decrease) in net assets                 4,308,737           (922,884)         3,431,000           (767,547)
Net assets at beginning of period                        104,927,688        105,850,572         96,303,101         97,070,648
                                                       -------------      -------------      -------------      -------------
Net assets at end of period                            $ 109,236,425      $ 104,927,688      $  99,734,101      $  96,303,101
                                                       =============      =============      =============      =============
Balance of undistributed net investment
   income at end of period                             $     330,095      $     228,874      $     361,345      $     295,314
                                                       =============      =============      =============      =============

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
                                                                     NOM                                 NPW
                                                     Six months ended      Year ended     Six months ended        Year ended
                                                          11/30/96           5/31/96           11/30/96            5/31/96
 OPERATIONS
 Net investment income                                 $  1,032,527       $  2,042,610       $  1,181,354       $  2,357,858
 Net realized gain (loss) from investment
    transactions (notes 1 and 3)                            (28,008)          (126,266)               258             43,444
 Net change in unrealized appreciation or
    depreciation of investments                           1,718,872           (499,333)         1,816,188           (580,097)
                                                       ------------       ------------       ------------       ------------
      Net increase in net assets from operations          2,723,391          1,417,011          2,997,800          1,821,205
                                                       ------------       ------------       ------------       ------------
 DISTRIBUTIONS TO SHAREHOLDERS (note 1)
 From undistributed net investment income:
      Common shareholders                                  (771,291)        (1,440,028)          (865,379)        (1,726,118)
      Preferred shareholders                               (251,014)          (528,534)          (295,735)          (641,034)
                                                       ------------       ------------       ------------       ------------
    Decrease in net assets from distributions
      to shareholders                                    (1,022,305)        (1,968,562)        (1,161,114)        (2,367,152)
                                                       ------------       ------------       ------------       ------------
 CAPITAL SHARE TRANSACTIONS (note 2)
 Net proceeds from Common shares issued to
    shareholders due to reinvestment of
    distributions                                              --                 --                 --                 --
                                                       ------------       ------------       ------------       ------------
 Net increase in net assets derived from
    capital share transactions                                 --                 --                 --                 --
                                                       ------------       ------------       ------------       ------------
      Net increase (decrease) in net assets               1,701,086           (551,551)         1,836,686           (545,947)
 Net assets at beginning of period                       44,013,973         44,565,524         48,266,055         48,812,002
                                                       ------------       ------------       ------------       ------------
 Net assets at end of period                           $ 45,715,059       $ 44,013,973       $ 50,102,741       $ 48,266,055
                                                       ============       ============       ============       ============
 Balance of undistributed net investment
    income at end of period                            $    141,565       $    131,343       $     81,076       $     60,836
                                                       ============       ============       ============       ============

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. GENERAL INFORMATION AND SIGNIFICANT
ACCOUNTING POLICIES

                          At November 30, 1996, the state Funds (the "Funds") covered in this report and their corresponding stock exchange symbols are Nuveen Connecticut Premium Income Municipal Fund (NTC), Nuveen Massachusetts Premium Income Municipal Fund (NMT), Nuveen Missouri Premium Income Municipal Fund (NOM) and Nuveen Washington Premium Income Municipal Fund (NPW). NTC and NMT are traded on the New York Stock Exchange while NOM and NPW are traded on the American Stock Exchange.

                          Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

                          The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation      Portfolio securities for which market
                          quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions   Securities transactions are recorded on a trade date
                          basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date.
                          The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At
                          November 30, 1996, NOM had outstanding purchase commitments of $985,327. There were no such purchase commitments in any of the other Funds.

Interest Income Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Income Taxes              The Funds intend to comply with the requirements of
                          the Internal Revenue Code applicable to regulated investment companies by distributing to shareholders all of their tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.01 per Common share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gain and market discount distributions are subject to federal taxation.

Dividends and             Tax-exempt net investment income is declared as a
Distributions to          dividend monthly and payment is made or reinvestment
Shareholders              is credited to shareholder accounts after month-end.
                          Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

                          Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares          The Funds have issued and outstanding $25,000
                          stated value Preferred shares. Each Fund's Preferred shares are issued in one Series. The dividend rate may change every seven days, as set by the Auction
                          Agent. The number of Preferred shares outstanding at November 30, 1996, for each Fund is as follows:

                                           NTC            NMT             NOM          NPW
   Number of shares:
      Series Th                           1,532           1,360           640          680
                                          =====           =====           ===          ===

Derivative Financial      In October 1994, the Financial Accounting Standards
Instruments               Board (FASB) issued Statement of Financial Accounting
                          Standards No. 119, Disclosure about Derivative
                          Financial Instruments and Fair Value of Financial
                          Instruments, which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended November 30, 1996.

Use of Estimates         The preparation of financial statements
                          in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

                         2. FUND SHARES
                         Transactions in Common shares were as follows:
                                                                       NTC                               NMT
                                                       6 months ended      Year ended       6 months ended     Year ended
                                                          11/30/96           5/31/96           11/30/96         5/31/96
   Shares issued to shareholders due to reinvestment
      of distributions                                     12,899            10,325             11,793           4,528
                                                           ======            ======             ======           ======
                                                                       NOM                                NPW
                                                       6 months ended      Year ended       6 months ended     Year ended
                                                          11/30/96          5/31/96            11/30/96         5/31/96
   Shares issued to shareholders due to reinvestment
      of distributions                                       --                --                 --               --
                                                           ======            ======             ======           ======

                          3. SECURITIES TRANSACTIONS
                          Purchases and sales (including maturities) of
                          investments in municipal securities and temporary
                          municipal investments during the six months ended
                          November 30, 1996, were as follows:
                                                          NTC                 NMT               NOM                NPW
   PURCHASES
   Investments in municipal securities                $13,979,152        $ 6,346,964        $ 5,774,332        $ 2,958,805
   Temporary municipal investments                      7,500,000          7,900,000          4,600,000          5,710,000

 SALES AND MATURITIES
   Investments in municipal securities                 13,893,575         10,256,149          4,783,206          2,704,715
   Temporary municipal investments                      7,800,000          2,800,000          4,700,000          5,910,000
                                                      ===========        ===========        ===========        ===========

                          At November 30, 1996, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

                          At May 31, 1996, the funds' last fiscal year end, the Funds had unused capital loss carryovers available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire as follows:

                                 NTC                   NMT                    NOM                   NPW
   Expiration year:
             2002            $    9,146            $     --              $     --              $    --
             2003             1,272,842             1,247,263             1,427,894               580,800
             2004             1,105,901               945,779               708,417                70,082
                             ----------            ----------            ----------            ----------
   Total                     $2,387,889            $2,193,042            $2,136,311            $  650,882
                             ==========            ==========            ==========            ==========

                          4. DISTRIBUTIONS TO COMMON SHAREHOLDERS
                          On December 2, 1996, the Funds declared Common share
                          dividend distributions from their tax-exempt net
                          investment income which were paid December 31, 1996,
                          to shareholders of record on December 15, 1996, as
                          follows:
                                   NTC              NMT            NOM             NPW
   Dividend per share             $.0635          $.0695          $.0610          $.0630
                                  ======          ======          ======          ======

                          5. UNREALIZED APPRECIATION (DEPRECIATION)
                          Gross unrealized appreciation and gross unrealized
                          depreciation of investments at November 30, 1996,
                          were as follows:
                                                NTC             NMT             NOM             NPW
   Gross unrealized:

      Appreciation                          $ 3,498,226     $ 4,206,559     $ 2,429,101     $ 1,716,858
      Depreciation                             (701,819)        (96,680)         (1,563)        (32,725)
                                            -----------     -----------     -----------     -----------
   Net unrealized appreciation              $ 2,796,407     $ 4,109,879     $ 2,427,538     $ 1,684,133
                                            ===========     ===========     ===========     ===========

                          6. MANAGEMENT FEE AND OTHER TRANSACTIONS
                          WITH AFFILIATES
                          Under the Funds' investment management agreements
                          with Nuveen Advisory Corp. (the "Adviser"), a wholly
                          owned subsidiary of The John Nuveen Company, each
                          Fund pays to the Adviser an annual management fee,
                          payable monthly, at the rates set forth below, which
                          are based upon the average daily net asset value of
                          each Fund.
AVERAGE DAILY NET ASSET VALUE                                       MANAGEMENT FEE
   For the first $125,000,000                                           .65 of 1%
   For the next $125,000,000                                          .6375 of 1
   For the next $250,000,000                                           .625 of 1
   For the next $500,000,000                                          .6125 of 1
   For the next $1,000,000,000                                           .6 of 1
   For net assets over $2,000,000,000                                 .5875 of 1

                          The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

                          7. COMPOSITION OF NET ASSETS
                          At November 30, 1996, net assets consisted of:
                                                             NTC                 NMT               NOM                NPW
   Preferred shares, $25,000 stated value per
      share, at liquidation value                       $  38,300,000      $  34,000,000      $  16,000,000      $  17,000,000
   Common shares, $.01 par value per share                     51,403             46,005             21,365             23,201
   Paid-in surplus                                         70,994,323         63,627,902         29,327,360         31,971,264
   Balance of undistributed net investment income             330,095            361,345            141,565             81,076
   Accumulated net realized gain (loss)
      from investment transactions                         (3,235,803)        (2,411,030)        (2,202,769)          (656,933)
   Net unrealized appreciation of investments               2,796,407          4,109,879          2,427,538          1,684,133
                                                        -------------      -------------      -------------      -------------
      Net assets                                        $ 109,236,425      $  99,734,101      $  45,715,059      $  50,102,741
                                                        =============      =============      =============      =============
   Authorized shares:
      Common                                                Unlimited          Unlimited          Unlimited          Unlimited
      Preferred                                             Unlimited          Unlimited          Unlimited          Unlimited
                                                        =============      =============      =============      =============

                          8. INVESTMENT COMPOSITION
                          Each Fund invests in municipal securities which
                          include general obligation, escrowed and revenue
                          bonds. At November 30, 1996, the revenue sources by
                          municipal purpose for these investments, expressed
                          as a percent of total investments, were as follows:
                                                     NTC   NMT    NOM    NPW
   Revenue Bonds:
      Housing Facilities                             11%    22%    14%    17%
      Health Care Facilities                         19     18     18     16
      Educational Facilities                         18     17      2      8
      Electric Utilities                              3      4      3     18
      Water / Sewer Facilities                        6      8      9     17
      Lease Rental Facilities                       --     --      13    --
      Transportation                                  8      5      6      6
      Pollution Control Facilities                    6      1    --     --
      Other                                           8      4      3    --
   General Obligation Bonds                          16     10     21     16
   Escrowed Bonds                                     5     11     11      2
                                                    ---    ---    ---    ---
                                                    100%   100%   100%   100%
                                                    ===    ===    ===    ===

                          Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (60% for NTC, 36% for NMT, 62% for NOM and 51% for NPW). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

                          All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

                          For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
                                                                                         Dividends from tax-exempt
                                                     Operating performance               net investment income
                                                                       Net
                                                                       realized &
                                     Net asset       Net               unrealized
                                     value           invest-           gain (loss)       To               To
                                     beginning       ment              from invest-      Common           Preferred
                                     of period       income            ments             shareholders     shareholders+
NTC
Six months ended
               11/30/96              $12.990         $.497             $  .790           $(.374)          $(.103)
Year ended 5/31,
               1996                   13.200          .979               (.208)           (.734)           (.247)
               1995                   12.450          .977                .739            (.736)           (.230)
               1994                   13.960          .768              (1.400)           (.605)           (.129)
5/20/93 to
               5/31/93                14.050          .002                .001             --               --
NMT
Six months ended
               11/30/96              13.580          .533                 .695            (.414)           (.104)
Year ended 5/31,
               1996                  13.760          1.050               (.190)           (.800)           (.240)
               1995                  12.900          1.036                .846            (.780)           (.242)
               1994                  14.080           .872              (1.020)           (.738)           (.149)
3/18/93 to
               5/31/93               14.050           .054                .056                --               --

                                     Distributions from capital gains
                                                                                                          Per
                                                                       Organization                       Common
                                                                       and offering                       share
                                                                       costs and                          market
                                     To              To                Preferred share   Net asset        value
                                     Common          Preferred         underwriting      value end        end of
                                     shareholders    shareholders+     discounts         of period        period
NTC
Six months ended
               11/30/96              $ --            $ --                $ --             $13.800          $13.750
Year ended 5/31,
               1996                    --              --                  --              12.990           13.625
               1995                    --              --                  --              13.200           12.625
               1994                    --              --                (.144)            12.450           13.125
5/20/93 to
               5/31/93                 --              --                (.093)            13.960           15.000
NMT
Six months ended
               11/30/96               --              --                  --               14.290           14.125
Year ended 5/31,
               1996                   --              --                  --               13.580           13.750
               1995                   --              --                  --               13.760           13.375
               1994                   --              --                 (.145)            12.900           12.500
3/18/93 to
               5/31/93                --              --                 (.080)            14.080           15.250
                                                                                          Ratios/Supplemental data
                                     Total
                                     invest-                                                              Ratio of
                                     ment                                                                 net
                                     return          Total             Net assets        Ratio of         investment
                                     on              return on         end of            expenses         income          Portfolio
                                     market          net asset         period (in        to average       to average      turnover
                                     value**         value**           thousands)        net assets++     net assets++    rate
NTC
Six months ended
               11/30/96               3.74%           9.23%           $109,236             .89%*            4.78%*          13%
Year ended 5/31,
               1996                  14.06            3.97             104,928              .89             4.71            15
               1995                   2.22           12.74             105,851              .92             4.99            18
               1994                  (8.73)          (6.74)            101,595              .95             3.95             9
5/20/93 to
               5/31/93                 --             (.64)             67,533             1.04*            1.17*           --
NMT
Six months ended
               11/30/96               5.78            8.39              99,734             .87*             5.00*            7
Year ended 5/31,
               1996                   8.99            4.55              96,303             .88              4.95            18
               1995                  14.12           13.58              97,071             .94              5.20            29
               1994                 (13.64)          (3.38)             93,078             .97              4.26            33
3/18/93 to
               5/31/93                1.67             .21              64,377             .93*             2.17*           --

See notes on page 46.

FINANCIAL HIGHLIGHTS
(Unaudited)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
                                                                                         Dividends from tax-exempt
                                                     Operating performance               net investment income
                                                                       Net
                                                                       realized &
                                     Net asset       Net               unrealized
                                     value           invest-           gain (loss)       To               To
                                     beginning       ment              from invest-      Common           Preferred
                                     of period       income            ments             shareholders     shareholders+
NOM
Six months ended
               11/30/96              $13.110         $ .483            $  .795           $(.361)          $(.117)
Year ended 5/31,
               1996                   13.370           .956              (.295)           (.674)           (.247)
               1995                   12.350           .948              1.022            (.693)           (.257)
               1994                   13.900           .759             (1.397)           (.594)           (.136)
5/20/93 to
               5/31/93                14.050           .001              (.001)             --               --
NPW
Six months ended
               11/30/96              13.480           .509              .781              (.373)           (.127)
Year ended 5/31,
               1996                  13.710          1.016             (.226)             (.744)           (.276)
               1995                  12.970          1.006              .765              (.765)           (.266)
               1994                  14.090           .906             (.923)             (.762)           (.155)
3/18/93 to
               5/31/93               14.050           .066              .088                 --               --
                                     Distributions from capital gains
                                                                                                          Per             Total
                                                                       Organization                       Common          invest-
                                                                       and offering                       share           ment
                                                                       costs and                          market          return
                                     To              To                Preferred share   Net asset        value           on
                                     Common          Preferred         underwriting      value end        end of          market
                                     shareholders    shareholders+     discounts         of period        period          value**
NOM
Six months ended
               11/30/96              $ --            $ --                $ --             $13.910          $12.625         3.87%
Year ended 5/31,
               1996                    --              --                  --              13.110           12.500         10.07
               1995                    --              --                  --              13.370           12.000          6.13
               1994                    --              --                (.182)            12.350           12.000        (17.26)
5/20/93 to
               5/31/93                 --              --                (.150)            13.900           15.125           .83
NPW
Six months ended
               11/30/96               --              --                --                 14.270           12.750          11.86
Year ended 5/31,
               1996                   --              --                --                 13.480           11.750           7.44
               1995                   --              --                --                 13.710           11.625            .41
               1994                  (.014)          (.003)            (.169)              12.970           12.375         (16.88)
3/18/93 to
               5/31/93                --              --               (.114)              14.090           15.750           5.00
                           Ratios/Supplemental data
                                                                                         Ratio of
                                                                                         net
                                     Total           Net assets        Ratio of          investment
                                     return on       end of            expenses          income           Portfolio
                                     net asset       period (in        to average        to average       turnover
                                     value**         thousands)        net assets++      net assets++     rate
NOM
Six months ended
               11/30/96               8.97%           $45,715            1.01%*            4.62%*           11%
Year ended 5/31,
               1996                   3.09             44,014            1.01              4.57             34
               1995                  14.74             44,566            1.08              4.86             34
               1994                  (7.16)            42,343            1.05              3.92             39
5/20/93 to
               5/31/93               (1.07)            29,296            1.34*              .69*            --
NPW
Six months ended
               11/30/96               8.74            50,103             .95*              4.82*             6
Year ended 5/31,
               1996                   3.75            48,266             .94               4.81             20
               1995                  12.36            48,812            1.04               5.04             16
               1994                  (2.73)           47,095            1.08               4.42             29
3/18/93 to
               5/31/93                 .28            32,653            1.02*              2.63*            --

* Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.
+ The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders.

Your investment partner

Photographic image of John Nuveen, Sr., founder of Nuveen.

For nearly 100 years, Nuveen has earned its reputation as a tax-free income specialist.

Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers--Nuveen believes that forging relationships with these groups based on trust and value is the key to successful investing.

  As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.

  Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.


John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286

FSA-3-11.96